Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Components of Company's Property, Plant and Equipment

The components of the Company’s property, plant and equipment at December 31, 2017 and 2016 were as follows:

	2017	2016
Land	$45	$42
Buildings	739	762
Machinery and equipment	4,012	4,173
	4,796	4,977
Accumulated depreciation	(4,220)	(4,369)
Total	$576	$608